                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07678
                                  ---------------------------------------------

                   American Municipal Income Portfolio Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        800 Nicollet Mall, Minneapolis, MN                      55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

   Robert H. Nelson      800 Nicollet Mall, Minneapolis, MN 55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:   800-677-3863
                                                   ----------------------------

Date of fiscal year end:   January 31, 2004
                        --------------------------
Date of reporting period:  July 31, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

[FIRST AMERICAN(TM) LOGO]


AMERICAN MUNICIPAL
INCOME PORTFOLIO

XAA


JULY 31, 2003
SEMIANNUAL REPORT

[FIRST AMERICAN(TM) LOGO]


AMERICAN MUNICIPAL
INCOME PORTFOLIO


HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN.

                                TABLE OF CONTENTS

1      Financial Statements

4      Notes to Financial Statements

13     Schedule of Investments

22     Shareholder Update

              NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2003

ASSETS:
Investments in securities at market value* (note 2)                 $ 129,136,003
Accrued interest receivable                                             1,372,636
Other assets                                                                8,717
                                                                    -------------
   Total assets                                                       130,517,356
                                                                    -------------

LIABILITIES:
Preferred share dividends payable (note 3)                                  4,130
Payable for investment securities purchased                             2,516,600
Accrued investment management fee (note 5)                                 39,118
Accrued administrative fee (note 5)                                        22,353
Accrued remarketing agent fee (note 5)                                      5,247
Other accrued expenses                                                     16,950
                                                                    -------------
   Total liabilities                                                    2,604,398
                                                                    -------------
Preferred shares, at liquidation value                                 43,500,000
                                                                    -------------
   Net assets applicable to outstanding common shares               $  84,412,958
                                                                    =============

NET ASSETS APPLICABLE TO OUTSTANDING COMMON SHARES CONSIST OF:
Common shares and additional paid-in capital                        $  80,531,021
Undistributed net investment income                                     1,439,627
Accumulated net realized loss on investments                           (1,485,856)
Unrealized appreciation of investments                                  3,928,166
                                                                    -------------

   Net assets applicable to outstanding common shares               $  84,412,958
                                                                    =============

*Investments in securities at identified cost                       $ 125,207,837
                                                                    =============

NET ASSET VALUE AND MARKET PRICE OF COMMON SHARES:
Net assets applicable to outstanding common shares                  $  84,412,958
Common shares outstanding (authorized 200 million shares of
   $0.01 par value)                                                     5,756,267
Net asset value per share                                           $       14.66
Market price per share                                              $       14.45

LIQUIDATION PREFERENCE OF PREFERRED SHARES (NOTE 3):
Preferred shares outstanding (authorized one million shares)                1,740
Liquidation preference per share                                    $      25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

2003 SEMIANNUAL REPORT                       AMERICAN MUNICIPAL INCOME PORTFOLIO

STATEMENT OF OPERATIONS  For the Six Months Ended July 31, 2003

INCOME:
Interest                                                            $   3,471,225
Dividends from affiliated money market fund                                12,542
                                                                    -------------

   Total investment income                                              3,483,767
                                                                    -------------

EXPENSES (NOTE 5):
Investment management fee                                                 229,925
Administrative fee                                                        131,386
Remarketing agent fee                                                      55,997
Custodian fees                                                              9,854
Transfer agent fees                                                        23,032
Registration fees                                                          11,750
Reports to shareholders                                                    21,567
Directors' fees                                                             4,896
Audit and legal fees                                                       25,101
Professional fees                                                          11,696
Other expenses                                                              3,312
                                                                    -------------
   Total expenses                                                         528,516
                                                                    -------------

   Net investment income                                                2,955,251
                                                                    -------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments in securities (note 4)                   554,892
Net change in unrealized appreciation or depreciation
   of investments                                                      (3,290,195)
                                                                    -------------

   Net loss on investments                                             (2,735,303)
                                                                    -------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS (NOTE 2):
From net investment income                                               (213,922)
                                                                    -------------

Net increase in net assets applicable to common shares
   resulting from operations                                        $       6,026
                                                                    =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS
                                                                                 ENDED
                                                                                7/31/03       YEAR ENDED
                                                                              (UNAUDITED)       1/31/03
                                                                             ------------    ------------
OPERATIONS:
Net investment income                                                        $  2,955,251    $  6,174,302
Net realized gain on investments in securities                                    554,892         968,258
Net change in unrealized appreciation or depreciation of investments           (3,290,195)      1,336,688
Distributions to preferred shareholders (note 2):
   From net investment income                                                    (213,922)       (551,664)
                                                                             ------------    ------------

    Net increase in net assets applicable to common shares resulting
      from operations                                                               6,026       7,927,584
                                                                             ------------    ------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS (NOTE 2):
From net investment income                                                     (2,693,933)     (5,244,420)
                                                                             ------------    ------------
   Total increase (decrease) in net assets applicable to common shares         (2,687,907)      2,683,164

Net assets applicable to common shares at beginning of period                  87,100,865      84,417,701
                                                                             ------------    ------------

Net assets applicable to common shares at end of period                      $ 84,412,958    $ 87,100,865
                                                                             ============    ============

Undistributed net investment income                                          $  1,439,627    $  1,392,231
                                                                             ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) ORGANIZATION    American Municipal Income Portfolio Inc. (the "Fund") is
                    registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The Fund invests in a diverse range of municipal securities rated investment grade or unrated and deemed to be of comparable quality by the Fund's advisor at the time of purchase. These securities may include municipal derivative securities, such as inverse floating rate and inverse interest-only municipal securities. The Fund's investments also may include futures contracts, options on futures contracts, options, and interest rate swaps, caps, and floors. Although the Fund is authorized to invest in the financial instruments mentioned in the preceding sentence, and may do so in the future, the Fund did not make any such investments during the six months ended
                    July 31, 2003. Fund shares are listed on the New York
                    Stock Exchange under the symbol XAA.

(2) SUMMARY OF      SECURITY VALUATIONS
    SIGNIFICANT     Portfolio securities for which market quotations are readily
    ACCOUNTING      available are valued at current market value. If market
    POLICIES        quotations or valuations are not readily available, or if
                    such quotations or valuations are believed to be inaccurate, unreliable, or not reflective of market value, portfolio securities are valued according to procedures adopted by the Fund's board of directors in good faith at "fair value," that is, a price that the Fund might reasonably expect to receive for the security or other asset upon its current sale. As of July 31, 2003, the Fund had no fair-valued securities.

                    Security valuations for the Fund's investments are furnished by one or more independent pricing services that have been approved by the Fund's board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the Fund utilizes the Nasdaq Official

                    Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls with in the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

                    Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

                    SECURITIES TRANSACTIONS AND INVESTMENT INCOME
                    Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of premiums, is recorded on an accrual basis.

                    INVERSE FLOATERS
                    As part of its investment strategy, the Fund may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may be characterized as derivative securities and may subject the Fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed-rate, tax-exempt securities. To the extent the Fund invests in inverse floaters, the net asset value of the Fund's shares may be more volatile than if the Fund did not invest in such securities. As of July 31, 2003, the Fund had no outstanding investments in inverse floaters.

                    SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                    Delivery and payment for securities that have been purchased by the Fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund's net asset value if the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2003, the Fund had no outstanding when-issued or forward-commitments.

                    FEDERAL TAXES
                    The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The Fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                    Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund.

                    The tax character of common and preferred share distributions paid during the six months ended July 31, 2003 and the fiscal year ended January 31, 2003 was as follows:

                                                       7/31/03        1/31/03
                                                     -----------    -----------
                    Distributions paid from:
                    Tax exempt income                $ 2,907,855    $ 5,793,355
                    Ordinary income                           --          7,061
                                                     -----------    -----------
                                                     $ 2,907,855    $ 5,800,416
                                                     ===========    ===========

                    At January 31, 2003, the Fund's most recently completed fiscal year end, the components of accumulated earnings on a tax basis were as follows:

                    Undistributed tax exempt income                 $  1,295,401
                    Undistributed ordinary income                         16,257
                    Accumulated capital losses                        (2,040,748)
                    Unrealized appreciation                            7,298,934
                                                                    ------------
                    Accumulated earnings                            $  6,569,844
                                                                    ============

                    DISTRIBUTIONS TO SHAREHOLDERS
                    Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common share distributions are recorded as of the close of business on the ex-dividend date and preferred share dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the Fund's dividend reinvestment plan, reinvested in additional common shares of the Fund. Under the dividend reinvestment plan, common shares will be purchased in the open market.

                    REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                    The Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the Fund in the event of a default. In addition to repurchase agreements, the Fund may invest in money market funds advised by the Fund's advisor.

                    USE OF ESTIMATES
                    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) REMARKETED      As of July 31, 2003, the Fund had 1,740 remarketed preferred
    PREFERRED       shares (870 shares in class "T" and 870 shares in class
    SHARES          "TH") ("RP(R)") outstanding with a liquidation preference of
                    $25,000 per share. The dividend rate on the RP(R) is adjusted every seven days (on Tuesdays for class "T" and on Thursdays for class "TH"), as determined by the remarketing agent. On July 31, 2003, the dividend rates were 0.70% and 0.79% for class "T" and "TH," respectively.

                    RP(R) is a registered trademark of Merrill Lynch & Company ("Merrill Lynch").

(4) INVESTMENT      Cost of purchases and proceeds from sales of securities,
    SECURITY        other than temporary investments in short-term securities,
    TRANSACTIONS    for the six months ended July 31, 2003, aggregated
                    $16,641,626 and $23,364,657, respectively.

(5) EXPENSES        INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                    Pursuant to an investment advisory agreement (the
                    "Agreement"), U.S. Bancorp Asset Management, Inc. ("USBAM"), a subsidiary of U.S. Bank National Association ("U.S.
                    Bank"), manages the Fund's assets and furnishes related office facilities, equipment, research, and personnel. The
                    Agreement provides USBAM with a monthly investment management fee in an amount equal to an annualized percentage of 0.35% of the Fund's average weekly net assets
                    (computed by subtracting liabilities, which exclude preferred shares, from the value of the total assets of the
                    Fund). For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the Fund.

                    Pursuant to a co-administration agreement (the "Co-Administration Agreement"), USBAM serves as co-administrator for the Fund (U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, is also co-administrator but currently has no functional responsibilities related to the Fund) (collectively the "Administrators") and provides administrative services, including legal and shareholder services, to the Fund. Under this Co-Administration Agreement, the Administrators receive a monthly fee in an amount equal to an annualized rate of 0.20% of the Fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred shares, from the value of the total assets of the Fund). For its fee, the Administrators provide numerous services to the Fund, including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various record-keeping services. Separate from the Co-Administration Agreement, USBAM (from its own resources) has retained SEI Investments Inc. as a sub-administrator to perform net asset value calculations.

                    The Fund may invest in money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such investments are identical to those made by non-related entities except that, to avoid duplicative investment advisory fees, USBAM reimburses the Fund an amount equal to the investment advisory fee paid by FAF to USBAM related to such investments. For financial statement purposes, this reimbursement is recorded as investment income.

                    REMARKETING AGENT FEE
                    The Fund has entered into a remarketing agreement with Merrill Lynch (the "Remarketing Agent"). The remarketing agreement provides the Remarketing Agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the Fund's average amount of RP(R) outstanding. For its fee, the Remarketing Agent will remarket shares of RP(R) tendered to it on behalf of shareholders and will determine the applicable dividend rate for each seven-day dividend period.

                    OTHER FEES AND EXPENSES
                    In addition to the investment management, administrative, and remarketing agent fees, the Fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing, and accounting services, insurance, interest, taxes, and other miscellaneous expenses.

                    During the six months ended July 31, 2003, fees for custody services were paid to U.S. Bank.

(6) CAPITAL LOSS    For federal income tax purposes, the Fund had capital loss
    CARRYOVER       carryovers at January 31, 2003, the Fund's most recently
                    completed fiscal year end, which, if not offset by subsequent capital gains, will expire on the Fund's fiscal year-ends as indicated below.

                                        CAPITAL LOSS
                                          CARRYOVER           EXPIRATION
                                        -------------         ----------
                                         $ 1,478,320             2004
                                             216,201             2008
                                             346,227             2009
                                         -----------
                                         $ 2,040,748
                                         ===========

(7) FINANCIAL       Per-share data for an outstanding common share throughout
    HIGHLIGHTS      each period and selected information for each period are as follows:

                                           SIX MONTHS
                                              ENDED                          YEAR ENDED JANUARY 31,
                                             7/31/03      ------------------------------------------------------------
                                           (UNAUDITED)      2003         2002         2001         2000         1999
                                           -----------    --------     --------     --------     --------     --------
PER-SHARE DATA
Net asset value, common shares,
  beginning of period                        $ 15.13      $  14.67     $  14.50     $  13.17     $  15.43     $  15.07
                                             -------      --------     --------     --------     --------     --------
Operations:
  Net investment income                         0.51          1.07         1.04         1.15         1.03         1.02
  Net realized and unrealized gains
    (losses) on investments                    (0.48)         0.40         0.12         1.27        (2.27)        0.36
  Distributions to preferred shareholders:
    From net investment income                 (0.04)        (0.10)       (0.18)       (0.30)       (0.25)       (0.27)
                                             -------      --------     --------     --------     --------     --------
      Total from operations                    (0.01)         1.37         0.98         2.12        (1.49)        1.11
                                             -------      --------     --------     --------     --------     --------
Distributions to common shareholders:
  From net investment income                   (0.46)        (0.91)       (0.81)       (0.79)       (0.77)       (0.75)
                                             -------      --------     --------     --------     --------     --------
Net asset value, common shares, end of
  period                                     $ 14.66      $  15.13     $  14.67     $  14.50     $  13.17     $  15.43
                                             =======      ========     ========     ========     ========     ========
Market value, common shares, end of
  period                                     $ 14.45      $  14.60     $  14.02     $  13.80     $  11.75     $  14.00
                                             =======      ========     ========     ========     ========     ========
SELECTED INFORMATION
Total return, common shares, net asset
  value (a)                                    (0.13)%        9.58%        6.92%       16.58%       (9.88)%       7.62%
Total return, common shares,
  market value (b)                              2.15%        11.06%        7.77%       25.44%      (10.81)%      10.07%
Net assets applicable to common shares
  at end of period (in millions)             $    84      $     87     $     84     $     83     $     75     $     88
Ratio of expenses to average weekly net
  assets applicable to common shares (c)        1.20%(e)      1.23%        1.17%        1.23%        1.20%        1.13%
Ratio of net investment income to
  average weekly net assets applicable
  to common shares (c)                          6.70%(e)      7.19%        7.11%        8.00%        7.82%        6.62%
Portfolio turnover rate (excluding
  short-term securities)                          13%           18%           9%          35%          10%          19%
Remarketed preferred shares outstanding,
  end of period (in millions)                $    44      $     44     $     44     $     44     $     44     $     44
Asset coverage per preferred share (in
  thousands) (d)                             $    74      $     75     $     74     $     73     $     69     $     76
Liquidation preference and market value
  per remarketed preferred
  share (in thousands)                       $    25      $     25     $     25     $     25     $     25     $     25

(a)  ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIOS DO NOT REFLECT THE EFFECT OF DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS; INCOME RATIOS REFLECT INCOME EARNED ON ASSETS ATTRIBUTABLE TO PREFERRED SHARES, WHERE APPLICABLE.
(d) REPRESENTS NET ASSETS APPLICABLE TO COMMON SHARES PLUS PREFERRED SHARES AT LIQUIDATION VALUE DIVIDED BY PREFERRED SHARES OUTSTANDING.
(e)  ANNUALIZED.

SCHEDULE OF INVESTMENTS (Unaudited)

                                                                               JULY 31, 2003

                                                                      PRINCIPAL              MARKET
DESCRIPTION OF SECURITY                                                AMOUNT               VALUE (a)
-----------------------------------------------------------------   -------------         -------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO NET
   ASSETS APPLICABLE TO OUTSTANDING COMMON SHARES)

MUNICIPAL LONG-TERM SECURITIES (138.8%):
   ARIZONA (6.2%):
      Douglas Community Housing
         (Callable 1/20/10 at 102),
           6.13%, 7/20/41                                           $     995,000         $   1,017,716
      Gilbert Industrial Development Authority
         (Callable 2/1/09 at 102),
           5.85%, 2/1/19                                                1,000,000               957,020
      Pima County United School District (FGIC),
           8.38%, 7/1/13                                                2,450,000 (b)         3,256,760
                                                                                          -------------
                                                                                              5,231,496
                                                                                          -------------
   CALIFORNIA (2.2%):
      State General Obligation
         (Callable 2/1/13 at 100), 5.00%, 2/1/21                        1,500,000             1,410,645
      Vernon California Electrical System
         (Callable 4/1/08 at 100),
           5.50%, 4/1/23                                                  500,000               488,220
                                                                                          -------------
                                                                                              1,898,865
                                                                                          -------------
   COLORADO (18.0%):
      E-470 Public Highway, Zero-Coupon Bond,
           5.45%, 9/1/32                                               30,000,000 (g)         5,534,100
      Educational and Cultural Facilities Authority
         (Callable 12/1/11 at 100),
           7.25%, 12/1/30                                               2,000,000             2,045,440
      Educational and Cultural Facilities Authority
         (Callable 9/15/11 at 100),
           7.25%, 9/15/30                                               1,000,000             1,022,930
      Northwest Parkway Public Highway Authority,
         Zero-Coupon Bond (AMBAC)
         (Callable 6/15/11 at 33.46),
           6.29%, 6/15/29                                               5,000,000 (b)(g)      1,047,500
      State Health Facilities Authority
         (Callable 10/1/12 at 100),
           5.90%, 10/1/27                                               1,300,000             1,263,392
      State Health Facilities Authority
         (Callable 12/1/12 at 101),
           6.13%, 12/1/33                                               1,000,000               958,130
      State Multifamily Housing and Financial Authority
         (Callable 4/1/12 at 100),
           5.70%, 10/1/42                                               2,750,000             2,781,240

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                      PRINCIPAL              MARKET
DESCRIPTION OF SECURITY                                                AMOUNT               VALUE (a)
-----------------------------------------------------------------   -------------         -------------
      Water Reserve and Power Development
         (Callable 9/1/06 at 101),
           5.90%, 9/1/16                                            $     500,000         $     551,905
                                                                                          -------------
                                                                                             15,204,637
                                                                                          -------------
   FLORIDA (0.6%):
      Capital TR Agency Multifamily Housing
         (Callable 6/1/11 at 102),
           5.75%, 6/1/23                                                  500,000               481,645
                                                                                          -------------
   GEORGIA (10.9%):
      Municipal Electrical Authority (FGIC)
         (Escrowed to maturity),
           6.50%, 1/1/12                                                8,000,000 (b)(c)      9,220,000
                                                                                          -------------
   ILLINOIS (9.6%):
      Chicago State University Revenue (MBIA)
         (Prerefunded to 12/1/04 at 102),
           6.00%, 12/1/12                                               1,000,000 (b)(e)      1,085,020
      Health Facility Authority -- Lutheran General Hospital,
           7.00%, 4/1/08                                                1,000,000             1,134,980
      Health Facility Authority -- Lutheran General Hospital,
           7.00%, 4/1/14                                                  500,000               595,565
      Kane County School District (FGIC)
         (Prerefunded to 2/1/05 at 100),
           5.75%, 2/1/15                                                1,000,000 (b)(e)      1,065,170
      Metropolitan Pier and Exposition Authority,
         Convertible, Zero-Coupon Bond (MBIA),
           5.32%, 6/15/23                                               6,115,000 (b)(g)      2,767,037
      Rockford Multifamily Housing Revenue, AMT
         (Callable 1/20/08 at 102),
           5.88%, 1/20/38                                               1,000,000 (f)           977,590
      State Health Facilities Authority
         (Callable 5/15/12 at 100),
           5.50%, 5/15/32                                                 500,000               483,830
                                                                                          -------------
                                                                                              8,109,192
                                                                                          -------------
   INDIANA (5.1%):
      Health Facility Authority -- Columbus Hospital (FSA),
           7.00%, 8/15/15                                               2,670,000 (b)         3,244,077
      Municipal Bond Bank (Callable 2/1/04 at 102),
           6.00%, 2/1/16                                                1,000,000             1,039,600
                                                                                          -------------
                                                                                              4,283,677
                                                                                          -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                      PRINCIPAL              MARKET
DESCRIPTION OF SECURITY                                                AMOUNT               VALUE (a)
-----------------------------------------------------------------   -------------         -------------
   IOWA (3.7%):
      Hospital Facilities Authority
         (Callable 2/15/10 at 101),
           6.75%, 2/15/15                                           $   1,000,000         $   1,093,220
      Sheldon Health Care Facilities
         (Callable 3/1/04 at 101),
           6.15%, 3/1/16                                                1,000,000             1,031,490
      State Higher Education Loan Authority (ACA)
         (Callable 10/1/12 at 100),
           5.50%, 10/1/33                                               1,000,000 (b)         1,001,340
                                                                                          -------------
                                                                                              3,126,050
                                                                                          -------------
   KANSAS (1.3%):
      Kansas City Utility Systems (FGIC)
         (Callable 9/1/04 at 102),
           6.25%, 9/1/14                                                1,000,000 (b)         1,066,000
                                                                                          -------------
   KENTUCKY (3.6%):
      State Housing Authority
         (Callable 11/1/29 at 100),
           6.08%, 1/1/30                                                3,000,000             3,076,980
                                                                                          -------------
   MASSACHUSETTS (0.6%):
      Boston Industrial Development Financing Authority, AMT
         (Callable 9/1/12 at 102),
           6.50%, 9/1/35                                                  500,000 (f)           480,675
                                                                                          -------------
   MICHIGAN (12.3%):
      Comstock Park Public Schools (FGIC),
           7.88%, 5/1/11                                                3,145,000 (b)         3,966,002
      Hospital Financing Authority -- Daughters of Charity
         (Escrowed to maturity, callable 11/1/05 at 101),
           5.25%, 11/1/15                                               1,500,000 (c)         1,587,540
      Kent Hospital Financial Authority (MBIA),
           7.25%, 1/15/13                                               4,000,000 (b)         4,814,040
                                                                                          -------------
                                                                                             10,367,582
                                                                                          -------------
   MINNESOTA (9.5%):
      Eden Prairie Multifamily Housing (GNMA)
         (Callable 1/20/08 at 102),
           5.60%, 7/20/28                                                 400,000 (b)           404,788
      Fairview Health Care
         (Callable 11/15/10 at 101),
           6.38%, 11/15/29                                              1,000,000             1,058,200

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                      PRINCIPAL              MARKET
DESCRIPTION OF SECURITY                                                AMOUNT               VALUE (a)
-----------------------------------------------------------------   -------------         -------------
      Glencoe Health Care Facilities
         (Callable 4/1/11 at 101),
           7.50%, 4/1/31                                            $     900,000         $     910,953
      Minneapolis and St. Paul Metropolitan Airport
         Commission (FGIC)
         (Callable 1/1/10 at 101),
           5.75%, 1/1/32                                                1,000,000 (b)         1,038,610
      Minneapolis Health Care System,
           6.00%,11/15/23                                                 565,000               586,154
      Moorhead Golf Course
         (Callable 12/1/08 at 100),
           5.88%,12/1/21                                                2,490,000             2,520,403
      State Agricultural and Economic Development Board
         Revenue, Convertible, Zero-Coupon Bond
         (Callable 11/15/10 at 101),
           5.06%,11/15/22                                               2,290,000 (g)         1,513,232
                                                                                          -------------
                                                                                              8,032,340
                                                                                          -------------
   MISSOURI (1.8%):
      Cape Girardeau County Industrial Development Authority
         (Callable 6/1/12 at 100),
           5.75%, 6/1/32                                                  500,000               501,330
      St. Louis Industrial Development Authority
         (Callable 12/15/10 at 102),
           6.88%, 12/15/20                                              1,000,000               981,630
                                                                                          -------------
                                                                                              1,482,960
                                                                                          -------------
   NEBRASKA (1.2%):
      Douglas County School District
         (Callable 6/15/11 at 100),
           5.00%, 12/15/22                                              1,000,000             1,003,170
                                                                                          -------------
   NEVADA (2.5%):
      Washoe County School District (MBIA)
         (Prerefunded to 6/1/04 at 101),
           5.75%, 6/1/12                                                2,000,000 (b)(e)      2,099,420
                                                                                          -------------
   NEW MEXICO (7.0%):
      Mortgage Finance Authority,
           6.88%, 1/1/25                                                2,410,000             2,594,220
      Mortgage Finance Authority,
           6.50%, 7/1/25                                                1,750,000             1,844,027

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                      PRINCIPAL              MARKET
DESCRIPTION OF SECURITY                                                AMOUNT               VALUE (a)
-----------------------------------------------------------------   -------------         -------------
      Mortgage Finance Authority,
           6.75%, 7/1/25                                            $   1,490,000         $   1,509,534
                                                                                          -------------
                                                                                              5,947,781
                                                                                          -------------
   NEW YORK (3.1%):
      New York City, Series B,
           5.75%, 8/1/16                                                1,400,000             1,463,994
      New York Water and Sewer System
         (Crossover refunded to 6/15/10 at 101),
           6.00%, 6/15/33                                                 380,000 (e)           431,209
      New York Water and Sewer System
         (Prerefunded to 6/15/10 at 101),
           6.00%, 6/15/33                                                 620,000 (e)           720,043
                                                                                          -------------
                                                                                              2,615,246
                                                                                          -------------
   NORTH DAKOTA (3.3%):
      Fargo Health Systems
         (Callable 6/1/10 at 101),
           5.63%, 6/1/31                                                1,750,000             1,778,088
      Grand Forks Health Care Facilities (MBIA)
         (Callable 3/24/03 at 101),
           6.63%, 12/1/10                                               1,000,000 (b)         1,009,130
                                                                                          -------------
                                                                                              2,787,218
                                                                                          -------------
   OHIO (2.5%):
      Richland County Hospital Facilities
         (Callable 11/15/10 at 101),
           6.13%, 11/15/16                                              1,000,000             1,047,310
      Richland County Hospital Facilities
         (Callable 11/15/10 at 101),
           6.38%, 11/15/30                                              1,000,000             1,037,830
                                                                                          -------------
                                                                                              2,085,140
                                                                                          -------------
   SOUTH DAKOTA (3.2%):
      Health and Education Facilities Authority -- Prairie Crossings
         (Callable at 11/1/09 at 102),
           6.00%, 11/1/19                                               2,000,000             2,133,020
      Souix Falls Health Facilities
         (Callable 11/15/12 at 100),
           6.63%, 11/15/23                                                620,000               602,429
                                                                                          -------------
                                                                                              2,735,449
                                                                                          -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                      PRINCIPAL              MARKET
DESCRIPTION OF SECURITY                                                AMOUNT               VALUE (a)
-----------------------------------------------------------------   -------------         -------------
   TENNESSEE (4.2%):
      Johnson City Health and Education Facilities
         (Callable 7/1/12 at 103),
           7.50%, 7/1/33                                            $   1,000,000         $   1,069,540
      Shelby County Health, Education and Housing Facilities
         (Callable 9/1/12 at 100),
           6.50%, 9/1/21                                                  650,000               693,219
      Sullivan County Health, Education and Housing Facilities
         (Callable 9/1/12 at 101),
           6.25%, 9/1/32                                                  750,000               756,645
      Sullivan County Health, Education and Housing
         Facilities (RAAI) (Callable 9/1/13 at 100),
           5.00%, 9/1/17                                                1,000,000 (b)           975,290
                                                                                          -------------
                                                                                              3,494,694
                                                                                          -------------
   TEXAS (14.5%):
      Abilene Health Facility Development Revenue
         (Callable 5/15/09 at 101),
           6.00%, 11/15/29                                                500,000               434,475
      Abilene Health Facility Development Revenue
         (Callable 8/15/08 at 101),
           5.88%, 11/15/18                                              1,150,000             1,048,283
      Arlington Independent School District
         (Callable 2/15/05 at 100),
           6.00%, 2/15/15                                                 670,000               707,681
      Brazoria County Environmental Authority
         (Callable 5/15/12 at 100),
           5.70%, 5/15/33                                                 500,000               526,060
      Brazos River Pollution Control Authority, AMT
         (Callable 4/1/13 at 101),
           7.70%, 4/1/33                                                  500,000 (f)           550,875
      Fort Bend Independent School District
         (Escrowed to maturity),
           5.00%, 2/15/14                                               1,000,000 (c)         1,071,070
      Grand Prairie Independent School District (PSF)
         (Callable 8/15/11 at 100),
           5.85%, 2/15/26                                                  40,000 (b)            42,491
      Grand Prairie Independent School District (PSF)
         (Prerefunded to 8/15/11 at 100),
           5.85%, 2/15/26                                               2,960,000 (b) (e)     3,387,927
      Gregg County Health Facilities Development Revenue
         (Callable 10/1/12 at 100),
           6.50%, 10/1/29                                               1,500,000             1,521,525

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                      PRINCIPAL              MARKET
DESCRIPTION OF SECURITY                                                AMOUNT               VALUE (a)
-----------------------------------------------------------------   -------------         -------------
      Houston Water Conveyance System (AMBAC),
           7.50%, 12/15/16                                          $     745,000 (b)     $     946,880
      Sam Rayburn Municipal Power Agency (RAAI)
         (Callable 10/1/12 at 100),
           5.75%, 10/1/21                                               1,000,000 (b)         1,034,460
      Tarrant County Housing and Finance Authority
         (Callable 7/1/10 at 102),
           6.88%, 7/1/30                                                  585,000               519,065
      Tyler Health Facility (Callable 7/1/13 at 100),
           5.75%, 7/1/27                                                  500,000               480,525
                                                                                          -------------
                                                                                             12,271,317
                                                                                          -------------
   WASHINGTON (7.0%):
      Chelan County Public Utility District, AMT (AMBAC)
         (Callable 7/1/12 at 100),
           5.25%, 7/1/37                                                2,500,000 (b) (f)     2,428,575
      Douglas County Public Utility District (MBIA)
         (Callable 1/1/05 at 102),
           6.00%, 1/1/15                                                1,000,000 (b)         1,071,500
      State Motor Vehicle Fuel Tax Revenue,
         Zero-Coupon Bond (FGIC),
           5.03%, 6/1/17                                                5,000,000 (b) (g)     2,424,950
                                                                                          -------------
                                                                                              5,925,025
                                                                                          -------------
   WISCONSIN (4.9%):
      State Health and Education Facility -- Beloit Hospital
         (Callable 7/1/03 at 102),
           5.90%, 7/1/11                                                  625,000               636,156
      State Health and Educational Facility Authority
         (Callable 11/15/08 at 102),
           5.75%, 11/15/27                                              1,800,000             1,495,170
      State Health and Educational Facility Authority
         (Callable 2/15/12 at 101),
           5.75%, 8/15/30                                               1,500,000             1,516,410
      State Health and Educational Facility Authority
         (Callable 8/15/13 at 100),
           6.00%, 11/15/23                                                500,000               491,945
                                                                                          -------------
                                                                                              4,139,681
                                                                                          -------------
         Total Municipal Long-Term Securities
           (cost: $113,238,074)                                                             117,166,240
                                                                                          -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                      PRINCIPAL
                                                                       AMOUNT/               MARKET
DESCRIPTION OF SECURITY                                                SHARES               VALUE (a)
-----------------------------------------------------------------   -------------         -------------
MUNICIPAL SHORT-TERM SECURITIES (d) (1.8%):
   IOWA (1.8%):
      State Financial Authority,
           0.90%, 2/1/23
         (cost: $1,500,000)                                         $   1,500,000         $   1,500,000
                                                                                          -------------
RELATED PARTY MONEY MARKET FUND (h) (12.4%):
      First American Tax Free Obligations Fund
         (cost: $10,469,763)                                           10,469,763            10,469,763
                                                                                          -------------
         Total Investments in Securities (i) -- 153.0%
           (cost: $125,207,837)                                                           $ 129,136,003
                                                                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO NOTES TO FINANCIAL STATEMENTS.
(b)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
     ACA-AMERICAN CAPITAL ACCESS
     AMBAC-AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
     FGIC-FINANCIAL GUARANTY INSURANCE CORPORATION
     FSA-FINANCIAL SECURITY ASSURANCE
     GNMA-GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     MBIA-MUNICIPAL BOND INSURANCE ASSOCIATION
     PSF-PERMANENT SCHOOL FUND
     RAAI-RADIAN ASSET ASSURANCE, INC.
(c) ESCROWED TO MATURITY ISSUES ARE TYPICALLY BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS MAY STILL BE SUBJECT TO CALL AT THE CALL DATE AND PRICE INDICATED.
(d) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JULY 31, 2003. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(e) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS MATURE AT THE DATE AND PRICE INDICATED.
(f) AMT-ALTERNATIVE MINIMUM TAX. AS OF JULY 31, 2003, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $4,437,715, WHICH REPRESENTS 3.5% OF NET ASSETS APPLICABLE TO COMMON SHARES.
(g) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.

(h) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANCORP ASSET MANAGEMENT, INC., WHICH ALSO SERVES AS ADVISOR FOR THE FUND. SEE NOTE 5 IN NOTES TO FINANCIAL STATEMENTS.
(i)  ON JULY 31, 2003, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL
     INCOME TAX PURPOSES APPROXIMATED THE AMOUNT REPORTED FOR FINANCIAL REPORTING PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS
     FOLLOWS:

     GROSS UNREALIZED APPRECIATION                                $  5,832,828
     GROSS UNREALIZED DEPRECIATION                                  (1,904,659)
                                                                  ------------
     NET UNREALIZED APPRECIATION                                  $  3,928,166
                                                                  ============

SHAREHOLDER UPDATE (Unaudited)

                    HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

BOARD OF DIRECTORS


VIRGINIA STRINGER
Chairperson of American Municipal Income Portfolio
Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III*
Senior Financial Advisor to, and formerly Senior Vice President, Chief Financial Officer, and Treasurer of, Bemis Company, Inc.

MICKEY FORET*
Director of Minnesota Municipal Income Fund II
Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

ROGER GIBSON
Director of American Municipal Income Portfolio
Vice President, Cargo-United Airlines

VICTORIA HERGET*
Director of American Municipal Income Portfolio
Investment Consultant; former Managing Director of Zurich Scudder Investments

LEONARD KEDROWSKI
Director of American Municipal Income Portfolio
Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER
Director of American Municipal Income Portfolio
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS
Director of American Municipal Income Portfolio
Former Chairman of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

JAMES WADE
Director of American Municipal Income Portfolio
Owner and President of Jim Wade Homes

*DID NOT SERVE AS DIRECTOR DURING THE PERIOD COVERED BY THIS REPORT.

[FIRST AMERICAN(TM) LOGO]


AMERICAN MUNICIPAL INCOME PORTFOLIO
2003 SEMIANNUAL REPORT

U.S. Bancorp Asset Management, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

[RECYCLED SYMBOL]

This document is printed on paper containing 10% postconsumer waste.

9/2003    0168-03    XAA-SAR

ITEM 2 - Code of Ethics
RESPONSE:  Not applicable to semi-annual report

ITEM 3 - Audit Committee Financial Expert
RESPONSE:  Not applicable to semi-annual report

ITEM 4 - Principal Accountant Fees and Services
RESPONSE:  Not applicable to semi-annual report

ITEM 5 - Audit Committee of Listed Registrants
RESPONSE:  Not applicable to semi-annual report

ITEM 6 - Reserved

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
RESPONSE:  Not applicable to semi-annual report

ITEM 8 - Reserved

ITEM 9 - Controls and Procedures

RESPONSE:

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to the registrant's disclosure controls and procedures.
(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10 - EXHIBITS
10(a) - Code of Ethics
RESPONSE:  Not applicable to semi-annual report

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO)
RESPONSE:  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By /s/ Thomas S. Schreier, Jr.
   ---------------------------
    Thomas S. Schreier, Jr.
    President

Date: September 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Thomas S. Schreier, Jr.
   ---------------------------
    Thomas S. Schreier, Jr.
    President

Date: September 30, 2003

By /s/ Robert H. Nelson
   -----------------------
    Robert H. Nelson
    Treasurer

Date: September 30, 2003